                        STAGECOACH VARIABLE ANNUITY(TM)

                      STAGECOACH VARIABLE ANNUITY PLUS(TM)





                                                             ------------------
                                                                  ANNUAL REPORT
                                                             ------------------
                                                              DECEMBER 31, 1995
                                                             ------------------


                                NOT FDIC INSURED

                              TABLE OF CONTENTS

Letter to Contract Holders.....................................................................     2
American Skandia Life Assurance Corporation
  Variable Account B -- Class 1 Financial Statements...........................................     5
Life and Annuity Trust Financial Statements....................................................    17
American Skandia Trust Financial Statements....................................................    47
Alger American Fund Financial Statements.......................................................    95

This report has been prepared to provide information to owners of American Skandia Life Assurance Corporation's Stagecoach Variable Annuity and Stagecoach Variable Annuity Plus. If it is used for any other purpose it must be accompanied or preceded by a current prospectus, as applicable, which discloses any charges and other important information about the Account, together with the current applicable prospectus for the Life & Annuity Trust, the American Skandia Trust, and the Alger American Growth Fund.

This booklet includes a prospectus supplement which appears on the last page of this report.

The financial statements for the sub-accounts which invest in Portfolios of American Skandia Trust reflect financial activity for the Stagecoach Variable Annuity, the Stagecoach Variable Annuity Plus, and other products that use the same sub-accounts.

The Alger American Growth Portfolio, Berger Capital Growth Portfolio, PIMCO Limited Maturity Bond Portfolio, and the PIMCO Total Return Bond Portfolio include financial information on portfolios which are not available to owners of the Stagecoach Variable Annuity, only Stagecoach Variable Annuity Plus.

                           [NOT FDIC INSURED LOGO]

STAGECOACH VARIABLE ANNUITY

STAGECOACH VARIABLE ANNUITY PLUS

ANNUAL REPORT

TO OUR CONTRACT HOLDERS:

     1995 produced investment returns rarely captured in the history of U.S. financial markets. The stock market had its biggest one year gain since 1958, as measured by the Standard & Poor's 500 Index. Long-term bond returns were the third best results since 1950, according to various bond indexes. The average stock mutual fund generated total returns above 30%, and the average U.S. Government bond fund posted returns above 18%.

The Stock Market

     U.S. equities generated near record returns in 1995. The ingredients were all there for a spectacular year: declining interest rates, low inflation, increasing profit margins and a positive flow of funds into the market. Technology stocks were winners in 1995, reflecting the strength of earnings growth. Financial stocks were also market leaders, benefiting from falling interest rates, industry consolidation and record profit levels. Strength was seen in traditional consumer goods companies. Large U.S.-based multinationals, companies with global name recognition and consistent positive financial results, earned strong recommendations from industry analysts.

     It is important to remain focused on the companies working effectively to enhance shareholder value. A low inflation environment in 1996 may well support the generous valuations carried in the market today, but investors are likely to be less forgiving of profit shortfalls. As a result, stock price volatility, the up-and-down swings over a short time period, is likely to increase in the coming year. A repeat of 1995 is unlikely to occur; however, many of the elements for attractive market returns are still present: a benign interest rate environment, corporate restructuring, mergers and acquisitions and share repurchase programs, and finally, the continual stream of contributions into mutual funds, retirement plans and household savings. These elements suggest that investors are taking a long-term approach to appreciation through investment in equities.

The Bond Market

     For bond investors, 1995 essentially reversed much of their 1994 bond price erosion. Short and long-term interest rates fell sharply during 1995. The two year Treasury yield fell over 2.50% and the thirty year rate dropped almost 2%. However, the investment outlook remains positive for fixed income markets in 1996. Sluggish economic growth and low inflation may lead to further easing of monetary policy early in the year, and both short and long-term interest rates may decline. Short-term rates will likely fall more sharply than long-term rates.

     Several broad trends continue to support a declining interest rate environment. An aging "baby boomer" population appears increasingly focused on savings and investments, not consumption. This has contributed to a slowdown in the consumer sector of the economy. Further weakness in manufacturing activity and consumer spending is expected to restrain overall growth. In addition, pricing pressures should remain subdued by a variety of disinflationary trends, including weak demand, intense foreign competition, and further gains in labor productivity. Although any decline in interest rates in the months ahead is not expected to be as impressive as the sharp drop seen over the past year, 1996 should reward bond investors.

Environment Remains "Friendly"

     As we noted earlier, in the current economic environment, we expect the stock and bond markets to continue to benefit from lower interest rates during 1996. Modest growth and historically low inflation should set the stage for further interest rate declines over the next several months. The inflation premium on bond yields remains above its long-term average. Recent encouraging news on plans to reduce the federal deficit should have a positive effect on investors. Lower interest rates and an improved outlook for economic growth and corporate earnings should help support the stock market as well. Although we do not foresee a recession, we expect a sustained period of slow growth. In this environment, long-term rates should decline. Of course, the financial markets are not without their risks and uncertainties, but with sluggish economic growth and moderate inflation the risk of interest rates rising substantially appears to be low.

A Commitment to Investment Quality

     We believe a conservative, straightforward approach to be the most effective long-term investment strategy, and we offer a variety of investment options to meet a broad range of investment goals. On the following pages you will find reports from the investment advisor and fund managers, offering insight into individual fund performance and strategies, fund holdings and other helpful information.

     We appreciate your participation in Stagecoach Variable Annuity and Stagecoach Variable Annuity Plus. We will continue working diligently to help you realize your financial goals.

Sincerely,

Gordon C. Boronow
President & Chief Operating Officer
American Skandia Life Assurance Corporation

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" are registered trademarks of McGraw-Hill, Inc. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing industrial, transportation, utility and financial companies, listed or traded on national exchanges and the over-the-counter market.

                          INDEPENDENT AUDITORS' REPORT

To the Contractowners of
      American Skandia Life Assurance Corporation
      Variable Account B -- Class 1 (Stagecoach Variable Annuity and Stagecoach
       Variable Annuity Plus) and the Board of Directors of American Skandia Life Assurance Corporation Shelton, Connecticut

We have audited the accompanying statement of assets and liabilities of the twelve sub-accounts of American Skandia Life Assurance Corporation Variable Account B -- Class 1, referred to in Note 1, as of December 31, 1995, and the related statements of operations and of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 with the managers of the mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the twelve sub-accounts of American Skandia Life Assurance Corporation Variable Account B -- Class 1, referred to in Note 1, as of December 31, 1995, the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
February 20, 1996

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B--CLASS 1

STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1995

--------------------------------------------------------------------------------

ASSETS:
Investment in mutual funds at market value (Note 2):
    Life & Annuity Trust (LAT):
        U.S. Government Allocation Portfolio--466,933 shares (cost $4,758,812)......................  $    4,809,412
        Asset Allocation Portfolio--2,249,149 shares (cost $24,262,012).............................      25,347,910
        Growth & Income Portfolio--840,171 shares (cost $9,861,939).................................      10,846,609
        Money Market Portfolio--5,513,666 shares (cost $5,513,666)..................................       5,513,666
    American Skandia Trust (AST):
        JanCap Growth Portfolio--27,632,476 shares (cost $339,716,206)..............................     425,540,125
        T. Rowe Price International Equity Portfolio--17,499,340 shares (cost $174,844,914).........     186,367,971
        Founders Capital Appreciation Portfolio--5,957,728 shares (cost $71,619,186)................      84,897,630
        INVESCO Equity Income Portfolio--13,696,413 shares (cost $146,831,553)......................     171,205,167
        PIMCO Total Return Bond Portfolio--18,929,196 shares (cost $203,363,785)....................     214,657,080
        PIMCO Limited Maturity Bond Portfolio--14,918,580 shares (cost $154,976,091)................     156,197,528
        Berger Capital Growth Portfolio--3,599,220 shares (cost $40,392,302)........................      44,630,334
    The Alger American Fund (AAF):
        Growth Portfolio--12,098,178 shares (cost $340,748,419).....................................     376,979,213
                                                                                                      --------------
            TOTAL INVESTED ASSETS...................................................................   1,706,992,645
Receivable from American Skandia Life Assurance Corp................................................     214,604,754
                                                                                                      --------------
            TOTAL ASSETS............................................................................  $1,921,597,399
                                                                                                      --------------
LIABILITIES:
    Payable to American Skandia Trust...............................................................  $  149,570,847
    Payable to The Alger American Fund..............................................................      64,811,586
    Payable to Life & Annuity Trust.................................................................         222,320
                                                                                                      --------------
            TOTAL LIABILITIES.......................................................................  $  214,604,753
                                                                                                      --------------

NET ASSETS:

                                                                                              Unit
                          Contractowners' Equity                              Units          Value
--------------------------------------------------------------------------  ----------       ------
    LAT-U.S. Government Allocation........................................     428,889       $11.21       $    4,809,412
    LAT-Asset Allocation..................................................   1,991,150        12.73           25,347,910
    LAT-Growth & Income...................................................     823,247        13.18           10,846,610
    LAT-Money Market......................................................     521,291        10.58            5,513,666
    AST-JanCap Growth.....................................................  28,662,737        14.85          425,540,124
    AST-T. Rowe Price International Equity................................  17,935,251        10.39          186,367,972
    AST-Founders Capital Appreciation.....................................   6,076,373        13.97           84,897,630
    AST-INVESCO Equity Income.............................................  13,883,712        12.33          171,205,167
    AST-PIMCO Total Return Bond...........................................  19,061,840        11.26          214,657,080
    AST-PIMCO Limited Maturity Bond.......................................  15,058,644        10.37          156,197,528
    AST-Berger Capital Growth.............................................   3,658,836        12.20           44,630,334
    AAF-Growth............................................................  12,092,291        31.18          376,979,213
                                                                                                          --------------
        TOTAL NET ASSETS..................................................                                $1,706,992,646
                                                                                                          ==============
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B--CLASS 1
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                               Class 1 Sub-accounts Investing in:
                                                                         ----------------------------------------------
                                                                                             LAT-U.S.
                                                                                              Gov't
                                                                                              Asset          LAT-Asset
                                                                            Total           Allocation       Allocation
                                                                         ------------       ----------       ----------
INVESTMENT INCOME:
Income
    Dividends..........................................................  $  5,560,300        $125,008        $  794,341
Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note
      4)...............................................................   (14,368,862)        (30,655)         (206,064)
                                                                         ------------        --------        ----------
NET INVESTMENT INCOME (LOSS)...........................................    (8,808,562)         94,353           588,277
                                                                         ------------        --------        ----------
REALIZED GAIN ON INVESTMENTS:
    Proceeds From Sales................................................   216,548,802         169,600           502,633
    Cost of Securities Sold............................................   186,569,621         166,978           446,616
                                                                         ------------        --------        ----------
      Net Gain.........................................................    29,979,181           2,622            56,017
    Capital Gain Distributions Received................................     3,189,397          40,535         1,264,529
                                                                         ------------        --------        ----------
NET REALIZED GAIN......................................................    33,168,578          43,157         1,320,546
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Beginning of Period................................................    (3,477,855)        (28,982)         (159,523)
    End of Period......................................................   190,103,760          50,600         1,085,898
                                                                         ------------        --------        ----------
NET UNREALIZED GAIN....................................................   193,581,615          79,582         1,245,421
                                                                         ------------        --------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $217,941,631        $217,092        $3,154,244
                                                                         ============        ========        ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                              Class 1 Sub-accounts Investing In:
    -----------------------------------------------------------------------------------------------------------------------
                                                         AST-T. Rowe
                                                            Price          AST-Founders                         AST-PIMCO
     LAT-Growth &       LAT-Money       AST-JanCap      International        Capital          AST-INVESCO      Total Return
        Income           Market           Growth           Equity          Appreciation      Equity Income         Bond
    --------------     -----------     ------------     -------------     --------------     -------------     ------------
      $  110,262       $  111,971      $ 1,353,851       $   118,043       $    269,670       $ 1,036,385      $ 1,209,016
         (77,657)         (30,689)      (4,808,745)       (1,999,016)          (746,747)       (1,556,324)      (1,373,085)
      ----------       ----------      -----------       -----------        -----------       -----------      -----------
          32,605           81,282       (3,454,894)       (1,880,973)          (477,077)         (519,939)        (164,069)
      ----------       ----------      -----------       -----------        -----------       -----------      -----------
          52,262        2,417,893       46,929,431        24,433,812          4,789,770         8,819,781       35,874,313
          47,386        2,417,893       38,189,700        24,264,691          3,804,447         7,648,084       32,426,533
      ----------       ----------      -----------       -----------        -----------       -----------      -----------
           4,876                0        8,739,731           169,121            985,323         1,171,697        3,447,780
         122,013              407                0           243,203                  0                 0                0
      ----------       ----------      -----------       -----------        -----------       -----------      -----------
         126,889              407        8,739,731           412,324            985,323         1,171,697        3,447,780
          10,502                0       (1,818,595)       (2,989,688)         1,868,641          (891,893)        (251,292)
         984,670                0       85,823,919        11,523,057         13,278,444        24,373,614       11,293,295
      ----------       ----------      -----------       -----------        -----------       -----------      -----------
         974,168                0       87,642,514        14,512,745         11,409,803        25,265,507       11,544,587
      ----------       ----------      -----------       -----------        -----------       -----------      -----------
      $1,133,662       $   81,689      $92,927,351       $13,044,096       $ 11,918,049       $25,917,265      $14,828,298
      ==========       ==========      ===========       ===========       ============       ===========      ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B--CLASS 1
STATEMENT OF OPERATIONS (CONCLUDED)
FOR THE PERIODS ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                              Class 1 Sub-accounts Investing in:
                                                                      ---------------------------------------------------
                                                                         AST-PIMCO
                                                                      Limited Maturity
                                                                            Bond             AST-Berger
                                                                        (May 1* Thru          Capital
                                                                       Dec. 31, 1995)          Growth         AAF-Growth
                                                                      ----------------       ----------       -----------
INVESTMENT INCOME:
Income
    Dividends.......................................................     $        0          $    3,085       $   428,668
Expenses
    Mortality and Expense Risks Charges and Administrative Fees
      (Note 4)......................................................       (196,743)           (296,102)       (3,047,035)
                                                                         ----------          ----------       -----------
NET INVESTMENT INCOME (LOSS)........................................       (196,743)           (293,017)       (2,618,367)
                                                                         ----------          ----------       -----------
REALIZED GAIN ON INVESTMENTS:
    Proceeds From Sales.............................................      2,464,086           3,814,017        86,281,204
    Cost of Securities Sold.........................................      2,389,194           3,370,323        71,397,776
                                                                         ----------          ----------       -----------
      Net Gain......................................................         74,892             443,694        14,883,428
    Capital Gain Distributions Received.............................              0                   0         1,518,710
                                                                         ----------          ----------       -----------
NET REALIZED GAIN...................................................         74,892             443,694        16,402,138
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Beginning of Period.............................................              0              30,142           752,833
    End of Period...................................................      1,221,437           4,238,032        36,230,794
                                                                         ----------          ----------       -----------
NET UNREALIZED GAIN.................................................      1,221,437           4,207,890        35,477,961
                                                                         ----------          ----------       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................     $1,099,586          $4,358,567       $49,261,732
                                                                         ==========          ==========       ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B--CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        Class 1 Sub-accounts Investing In:
                                                      ----------------------------------------------------------------------
                                                                                                      LAT-U.S. Gov't
                                                                    Total                              Asset Alloc.
                                                      ---------------------------------       ------------------------------
                                                                            Year Ended        Year Ended
                                                        Year Ended           Dec. 31,          Dec. 31,        Apr. 26* Thru
                                                      Dec. 31, 1995            1994              1995          Dec. 31, 1994
                                                      --------------       ------------       ----------       -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)....................  $   (8,808,562)      $ (5,259,460)          94,353         $  20,797
    Net Realized Gain (Loss)........................      33,168,578         11,477,769           43,157              (502)
    Net Unrealized Gain (Loss) On Investments.......     193,581,615        (21,954,618)          79,582           (28,982)
                                                      --------------       ------------       ----------          --------
      Net Increase (Decrease) In Net Assets
        Resulting From Operations...................     217,941,631        (15,736,309)         217,092            (8,687)
                                                      --------------       ------------       ----------          --------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits..............     468,129,668        304,108,141        3,814,952           841,458
    Net Transfers Between Sub-accounts..............     436,233,284        133,240,410           19,656             8,203
    Surrenders......................................     (45,523,156)       (18,542,701)         (83,374)              112
                                                      --------------       ------------       ----------          --------
      Net Increase In Net Assets Resulting From
        Capital Share Transactions..................     858,839,796        418,805,850        3,751,234           849,773
                                                      --------------       ------------       ----------          --------
TOTAL INCREASE IN NET ASSETS........................   1,076,781,427        403,069,541        3,968,326           841,086
NET ASSETS:
    Beginning of Period.............................     630,211,219        227,141,678          841,086                 0
                                                      --------------       ------------       ----------          --------
    End of Period...................................  $1,706,992,646       $630,211,219       $4,809,412         $ 841,086
                                                      ==============       ============       ==========          ========
--------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B--CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                          Class 1 Sub-accounts Investing In:
                                                            ---------------------------------------------------------------
                                                                     LAT-Asset                          LAT-Growth
                                                                     Allocation                          & Income
                                                            ----------------------------       ----------------------------
                                                                               Apr. 15*                           Apr. 15*
                                                            Year Ended           Thru          Year Ended           Thru
                                                             Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
                                                               1995              1994             1995              1994
                                                            -----------       ----------       -----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)..........................  $   588,277       $  142,892       $    32,605       $   10,873
    Net Realized Gain (Loss)..............................    1,320,546           71,651           126,889            1,269
    Net Unrealized Gain (Loss) On Investments.............    1,245,421         (159,523)          974,168           10,502
                                                            -----------       ----------       -----------       ----------
      Net Increase (Decrease) In Net Assets Resulting From
        Operations........................................    3,154,244           55,020         1,133,662           22,644
                                                            -----------       ----------       -----------       ----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits....................   14,803,412        7,601,144         7,612,227        2,099,892
    Net Transfers Between Sub-accounts....................      491,844          135,954           205,236           21,913
    Surrenders............................................     (541,317)        (352,391)         (215,054)         (33,910)
                                                            -----------       ----------       -----------       ----------
      Net Increase In Net Assets Resulting From Capital
        Share Transactions................................   14,753,939        7,384,707         7,602,409        2,087,895
                                                            -----------       ----------       -----------       ----------
TOTAL INCREASE IN NET ASSETS..............................   17,908,183        7,439,727         8,736,071        2,110,539
NET ASSETS:
    Beginning of Period...................................    7,439,727                0         2,110,539                0
                                                            -----------       ----------       -----------       ----------
    End of Period.........................................  $25,347,910       $7,439,727       $10,846,610       $2,110,539
                                                            ===========       ==========       ===========       ==========
----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                      Class 1 Sub-accounts Investing In:
    ------------------------------------------------------------------------------------------------------

              LAT-Money                              AST                          AST-T. Rowe Price
                Market                          JanCap Growth                   International Equity
    ------------------------------     -------------------------------     -------------------------------
     Year Ended       May 19* Thru      Year Ended        Year Ended        Year Ended       Jan. 3* Thru
    Dec. 31, 1995     Dec. 31, 1994    Dec. 31, 1995     Dec. 31, 1994     Dec. 31, 1995     Dec. 31, 1994
    -------------     -------------    -------------     -------------     -------------     -------------
     $    81,282      $    16,270      $ (3,454,894)     $ (2,491,101)     $ (1,880,973)     $   (841,016)
             407                4         8,739,731         1,587,144           412,324          (206,344)
               0                0        87,642,514       (11,094,994)       14,512,745        (2,989,688)
      ----------       ----------      ------------      ------------      ------------      ------------
          81,689           16,274        92,927,351       (11,998,951)       13,044,096        (4,037,048)
      ----------       ----------      ------------      ------------      ------------      ------------
       7,128,031        3,111,318        88,067,295        89,693,814        53,649,285        65,204,510
      (2,628,013)      (1,057,200)       15,929,654        16,413,857        18,923,032        46,877,402
        (533,891)        (604,542)      (15,318,172)       (7,841,867)       (5,180,566)       (2,112,739)
      ----------       ----------      ------------      ------------      ------------      ------------
       3,966,127        1,449,576        88,678,777        98,265,804        67,391,751       109,969,173
      ----------       ----------      ------------      ------------      ------------      ------------
       4,047,816        1,465,850       181,606,128        86,266,853        80,435,847       105,932,125
       1,465,850                0       243,933,996       157,667,143       105,932,125                 0
      ----------       ----------      ------------      ------------      ------------      ------------
     $ 5,513,666      $ 1,465,850      $425,540,124      $243,933,996      $186,367,972      $105,932,125
      ==========       ==========      ============      ============      ============      ============

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B--CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

--------------------------------------------------------------------------------

                                                                         Class 1 Sub-accounts Investing In:
                                                         ------------------------------------------------------------------
                                                             AST-Founders Capital                     AST-INVESCO
                                                                 Appreciation                        Equity Income
                                                         -----------------------------       ------------------------------
                                                                             Jan. 5*                              Jan. 3*
                                                         Year Ended           Thru            Year Ended           Thru
                                                          Dec. 31,          Dec. 31,           Dec. 31,          Dec. 31,
                                                            1995              1994               1995              1994
                                                         -----------       -----------       ------------       -----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss).......................  $  (477,077)      $  (153,802)      $   (519,939)      $  (428,257)
    Net Realized Gain (Loss)...........................      985,323            66,235          1,171,697            (1,642)
    Net Unrealized Gain (Loss) On Investments..........   11,409,803         1,868,641         25,265,507          (891,893)
                                                         -----------       -----------       ------------       -----------
      Net Increase (Decrease) In Net Assets Resulting
        From Operations................................   11,918,049         1,781,074         25,917,265        (1,321,792)
                                                         -----------       -----------       ------------       -----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits.................   29,337,377        14,103,413         52,541,497        48,411,425
    Net Transfers Between Sub-accounts.................   17,878,947        11,996,947         33,377,835        18,185,796
    Surrenders.........................................   (1,763,301)         (354,876)        (4,408,157)       (1,498,702)
                                                         -----------       -----------       ------------       -----------
      Net Increase In Net Assets Resulting From Capital
        Share Transactions.............................   45,453,023        25,745,484         81,511,175        65,098,519
                                                         -----------       -----------       ------------       -----------
TOTAL INCREASE IN NET ASSETS...........................   57,371,072        27,526,558        107,428,440        63,776,727
NET ASSETS:
    Beginning of Period................................   27,526,558                 0         63,776,727                 0
                                                         -----------       -----------       ------------       -----------
    End of Period......................................  $84,897,630       $27,526,558       $171,205,167       $63,776,727
                                                         ===========       ===========       ============       ===========
---------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                                 Class 1 Sub-accounts Investing In:
    ----------------------------------------------------------------------------------------------------------------------------
                                           AST-PIMCO
               AST-PIMCO                Limited Maturity               AST-Berger
           Total Return Bond                  Bond                   Capital Growth                        AAF Growth
    -------------------------------     ----------------     -------------------------------     -------------------------------
     Year Ended       Jan. 3* Thru        May 1* Thru         Year Ended       Oct. 19* Thru      Year Ended        Year Ended
    Dec. 31, 1995     Dec. 31, 1994      Dec. 31, 1995       Dec. 31, 1995     Dec. 31, 1994     Dec. 31, 1995     Dec. 31, 1994
    -------------     -------------     ----------------     -------------     -------------     -------------     -------------
    $   (164,069)      $  (299,678)       $   (196,743)       $  (293,017)      $    (3,225)     $ (2,618,367)     $ (1,233,213)
       3,447,780           (39,295)             74,892            443,694            (1,238)       16,402,138        10,000,487
      11,544,587          (251,292)          1,221,437          4,207,890            30,142        35,477,961        (8,447,531)
    ------------       -----------        ------------        -----------        ----------      ------------      ------------
      14,828,298          (590,265)          1,099,586          4,358,567            25,679        49,261,732           319,743
    ------------       -----------        ------------        -----------        ----------      ------------      ------------
      72,691,543        32,923,290          28,824,536         24,892,130         1,213,330        84,767,383        38,904,547
      87,302,875        13,167,453         127,366,630         12,962,168         1,759,059       124,403,420        25,731,026
      (4,178,333)       (1,487,781)         (1,093,224)          (577,822)           (2,777)      (11,629,945)       (4,253,228)
    ------------       -----------        ------------        -----------        ----------      ------------      ------------
     155,816,085        44,602,962         155,097,942         37,276,476         2,969,612       197,540,858        60,382,345
    ------------       -----------        ------------        -----------        ----------      ------------      ------------
     170,644,383        44,012,697         156,197,528         41,635,043         2,995,291       246,802,590        60,702,088
      44,012,697                 0                   0          2,995,291                 0       130,176,623        69,474,535
    ------------       -----------        ------------        -----------        ----------      ------------      ------------
    $214,657,080       $44,012,697        $156,197,528        $44,630,334       $ 2,995,291      $376,979,213      $130,176,623
    ============       ===========        ============        ===========        ==========      ============      ============

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B--CLASS 1
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

--------------------------------------------------------------------------------

1.   ORGANIZATION

American Skandia Life Assurance Corporation Variable Account B -- Class 1 (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations September 20, 1988.

As of December 31, 1995 the Account consisted of forty sub-accounts. These financial statements report on the twelve sub-accounts offered in American Skandia's Stagecoach Variable Annuity and Stagecoach Variable Annuity Plus. Each of the twelve sub-accounts invests only in a single corresponding portfolio of either the Life & Annuity Trust, the American Skandia Trust or The Alger American Fund. Wells Fargo Bank N.A. is the investment manager for the Life & Annuity Trust, while Wells Fargo Nikko Investment Advisors serves as a sub-advisor for the U.S. Government Allocation Fund and Asset Allocation Fund. American Skandia Investment Services, Incorporated is the investment manager for American Skandia Trust, while Janus Capital Corporation, T. Rowe Price Associates, Inc., Founders Asset Management, Inc., INVESCO Trust Company, Pacific Investment Management Company and Berger Associates are the sub-advisors. Fred Alger Management, Inc. is the advisor for The Alger American Fund. The investment advisors are paid fees for their services by the respective Trusts.

The AST-PIMCO Limited Maturity Bond sub-account commenced operations on May 1, 1995.

2.   VALUATION OF INVESTMENTS

The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.   INCOME TAXES

American Skandia does not expect to incur any Federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for Federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes change.

4.   CONTRACT CHARGES

The following contract charges are paid to American Skandia:

Mortality and Expense Risk Charges -- Charged daily against the Account at an annual rate of 1.25% of the net assets.

Administrative Fees -- Charged daily against the Account at an annual rate of
 .15% of the net assets. A maintenance fee of $30 is deducted at the end of each contract year and on surrender.

Contingent Deferred Sales Charges are computed as set forth in the Stagecoach Variable Annuity prospectus and the Stagecoach Variable Annuity Plus prospectus. These charges may be imposed on the full, or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least seven complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B--CLASS 1
NOTES TO FINANCIAL STATEMENTS (CONT'D)
DECEMBER 31, 1995

--------------------------------------------------------------------------------

5.   CHANGES IN THE UNITS OUTSTANDING

                                                                                     Sub-accounts Investing In:
                                                                    -------------------------------------------------------------
                                                                          LAT-U.S. Gov't                       LAT-Asset
                                                                            Allocation                        Allocation
                                                                    ---------------------------       ---------------------------
                                                                                      Apr. 26*                          Apr. 15*
                                                                    Year Ended          Thru          Year Ended          Thru
                                                                     Dec. 31,         Dec. 31,         Dec. 31,         Dec. 31,
                                                                       1995             1994             1995             1994
                                                                    ----------       ----------       ----------       ----------
Units Outstanding Beginning of the Period.........................      84,609                0          743,176                0
Units Purchased...................................................     350,226           83,844        1,248,819          753,432
Units Transferred Between Sub-accounts............................       1,867              821           46,138           24,810
Units Surrendered.................................................      (7,813)             (56)         (46,983)         (35,066)
                                                                       -------           ------        ---------          -------
Units Outstanding End of the Period...............................     428,889           84,609        1,991,150          743,176
                                                                       =======           ======        =========          =======

                                                                                     Sub-accounts Investing In:
                                                                    -------------------------------------------------------------
                                                                            LAT-Growth                         LAT-Money
                                                                             & Income                           Market
                                                                    ---------------------------       ---------------------------
                                                                                      Apr. 15*                          May 19*
                                                                    Year Ended          Thru          Year Ended          Thru
                                                                     Dec. 31,         Dec. 31,         Dec. 31,         Dec. 31,
                                                                       1995             1994             1995             1994
                                                                    ----------       ----------       ----------       ----------
Units Outstanding Beginning of the Period.........................     204,067                0          144,050                0
Units Purchased...................................................     620,053          205,260          682,171          308,444
Units Transferred Between Sub-accounts............................      16,982            2,113         (252,825)        (139,226)
Units Surrendered.................................................     (17,855)          (3,306)         (52,105)         (25,168)
                                                                       -------          -------          -------          -------
Units Outstanding End of the Period...............................     823,247          204,067          521,291          144,050
                                                                       =======          =======          =======          =======
                                                                                     Sub-accounts Investing In:
                                                                    -------------------------------------------------------------
                                                                                                           AST-T. Rowe Price
                                                                         AST-JanCap Growth               International Equity
                                                                    ---------------------------       ---------------------------
                                                                                                                        Jan. 3*
                                                                    Year Ended       Year Ended       Year Ended          Thru
                                                                     Dec. 31,         Dec. 31,         Dec. 31,         Dec. 31,
                                                                       1995             1994             1995             1994
                                                                    ----------       ----------       ----------       ----------
Units Outstanding Beginning of the Period.........................  22,354,170       13,603,637       11,166,758                0
Units Purchased...................................................   6,507,267        7,976,529        5,451,722        6,643,509
Units Transferred Between Sub-accounts............................     981,087        1,497,592        1,852,683        4,744,934
Units Surrendered.................................................  (1,179,787)        (723,588)        (535,912)        (221,685)
                                                                    ----------       ----------       ----------       ----------
Units Outstanding End of the Period...............................  28,662,737       22,354,170       17,935,251       11,166,758
                                                                    ==========       ==========       ==========       ==========
                                                                                     Sub-accounts Investing In:
                                                                    -------------------------------------------------------------
                                                                           AST-Founders                       AST-INVESCO
                                                                       Capital Appreciation                  Equity Income
                                                                    ---------------------------       ---------------------------
                                                                                      Jan. 5*                           Jan. 3*
                                                                    Year Ended          Thru          Year Ended          Thru
                                                                     Dec. 31,         Dec. 31,         Dec. 31,         Dec. 31,
                                                                       1995             1994             1995             1994
                                                                    ----------       ----------       ----------       ----------
Units Outstanding Beginning of the Period.........................   2,575,105                0        6,633,333                0
Units Purchased...................................................   2,286,783        1,412,806        4,723,155        4,940,630
Units Transferred Between Sub-accounts............................   1,357,850        1,198,628        2,932,812        1,851,061
Units Surrendered.................................................    (143,365)         (36,329)        (405,588)        (158,358)
                                                                     ---------        ---------       ----------        ---------
Units Outstanding End of the Period...............................   6,076,373        2,575,105       13,883,712        6,633,333
                                                                     =========        =========       ==========        =========

--------------------------------------------------------------------------------

*Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B--CLASS 1
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                                      Sub-accounts Investing In:
                                                                     ------------------------------------------------------------
                                                                           AST-PIMCO Total
                                                                             Return Bond
                                                                     ---------------------------    AST-PIMCO Ltd.
                                                                                       Jan. 3*       Maturity Bond
                                                                     Year Ended          Thru       ---------------
                                                                      Dec. 31,         Dec. 31,       May 1* Thru
                                                                        1995             1994        Dec. 31, 1995
                                                                     ----------       ----------    ---------------
Units Outstanding Beginning of the Period..........................   4,577,708                0                0
Units Purchased....................................................   6,858,117        3,383,108        2,833,131
Units Transferred Between Sub-accounts.............................   8,025,131        1,354,594       12,333,359
Units Surrendered..................................................    (399,116)        (159,994)        (107,846)
                                                                     ----------        ---------       ----------
Units Outstanding End of the Period................................  19,061,840        4,577,708       15,058,644
                                                                     ==========        =========       ==========

                                                                                    Sub-accounts Investing In:
                                                                   -------------------------------------------------------------
                                                                             AST-Berger                      AAF-Growth
                                                                           Capital Growth            ---------------------------
                                                                   ------------------------------    Year Ended       Year Ended
                                                                    Year Ended     Oct. 19* Thru      Dec. 31,         Dec. 31,
                                                                   Dec. 31, 1995   Dec. 31, 1994        1995             1994
                                                                   -------------  ---------------    ----------       ----------
Units Outstanding Beginning of the Period..........................      301,267              0       5,614,760        2,997,458
Units Purchased....................................................    2,242,838        123,907       2,850,077        1,718,430
Units Transferred Between Sub-accounts.............................    1,168,175        177,648       4,034,205        1,095,282
Units Surrendered..................................................      (53,444)          (288)       (406,751)        (196,410)
                                                                      ----------        -------      ----------        ---------
Units Outstanding End of the Period................................    3,658,836        301,267      12,092,291        5,614,760
                                                                      ==========        =======      ==========        =========

--------------------------------------------------------------------------------

*Date Operations Commenced.

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE LIFE & ANNUITY TRUST FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON MARCH 8, 1996; FORM TYPE N-30D; FILE #811-08118. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE ADVISORS SELECT ANNUITY, THE ADVISORS CHOICE ANNUITY NOR THE ADVISORS DESIGN ANNUITY.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE AMERICAN SKANDIA TRUST FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON MARCH 7, 1996; FORM TYPE N-30D; FILE # 811-05186. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE ALGER AMERICAN FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE # 811-5550. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

American Skandia Life
Assurance Corporation
Tower One Corporate Drive
Shelton, CT 06484

                                                          ----------------------

                                                            BULK RATE
                                                            U. S. POSTAGE
                                                            PAID
                                                            NEW YORK, NY
                                                            PERMIT NO. 8048

                                                          ----------------------
                     -----------------------------------------------------------
                     -----------------------------------------------------------